OTHER LONG-LIVED ASSETS, NET	12 Months Ended
Dec. 31, 2019
OTHER LONG-LIVED ASSETS, NET
OTHER LONG-LIVED ASSETS, NET

13. OTHER LONG-LIVED ASSETS, NET

Other long-lived assets are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	6,515,200	6,515,200	935,850
Prepaid deposit for joint venture	—	—	—

Total	6,515,200	6,515,200	935,850

Prepaid license fee represents the payment made by the Group pursuant to an IP license agreement with an online game company in January 2016 to use its IP to develop a mobile game for a period of two years after commercialization of the game. The contract is effective through October 31, 2020 for the development phase and the mobile game is expected to be launched in second half of 2020. Amortization of the license will be commenced upon the commercialization of the game over its license period.

The Group has been monitoring its licensed games that have not commercially launched, including but not limited to their market acceptance and operational performance in other regions where they are commercially launched and operated by other operators. The Group incorporates these factors into its continuous evaluation of the forecasted results of the respective games and takes into account the Group’s expected commercial launch and cash flows in the evaluation of potential impairment of the carrying value of upfront licensing fees. Based on the Group’s impairment tests, there was no impairment of upfront licensing fees in 2017, 2018 and 2019.

In March 2019, the Group entered into a joint venture agreement with F&F in an attempt to enter the electric vehicle business. The Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates Limited in April 2019. In accordance with the joint venture agreement, in the event the Group cannot make the required capital contribution in accordance with the joint venture agreement, the total amount of capital contribution that has been made by the Group will automatically convert into Class B ordinary shares in Smart King Limited, the holding company of F&F at a pre-agreed conversion price set forth in the joint venture agreement. As of December 31, 2019, as the actual progress of the joint venture is below expectations and the Group recorded a full impairment loss of RMB34.9 million (US$5.0 million) (see Note 30.1).